CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred taxes related to items charged to net equity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expense (income) [abstract]
Aggregate deferred taxation of components of other comprehensive income	$ 3,287	$ 1,297